WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (Percentages shown based on Fund net assets)	August 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 114.3%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	34,222,500	$40,313,285	(a)
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/27	5,389,080	6,636,198
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	12,969,000	15,820,071	(a)
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	12,768,592	16,609,488
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	42,144,360	59,719,358	(a)
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	5,656,680	8,608,258	(b)
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	3,548,316	5,464,567	(c)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	10,460,880	13,051,482
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	24,481,380	34,481,292	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/22	32,411,340	32,798,295
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/22	37,984,460	38,619,713	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	33,081,440	33,964,454	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	11,770,800	12,212,826
U.S. Treasury Notes, Inflation Indexed	0.625%	4/15/23	28,220,556	29,647,454
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	36,350,276	40,488,579	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/26	3,108,060	3,397,014
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/31	1,774,324	1,983,372

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $359,312,647)				393,815,706

CORPORATE BONDS & NOTES - 12.2%
COMMUNICATION SERVICES - 0.0%††
Wireless Telecommunication Services - 0.0%††
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	40,000	44,330

ENERGY - 5.9%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	13,000	14,322

Oil, Gas & Consumable Fuels - 5.9%
Apache Corp., Senior Notes	4.250%	1/15/44	440,000	447,416
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	300,000	339,141
Chevron USA Inc., Senior Notes	3.900%	11/15/24	200,000	219,263
Chevron USA Inc., Senior Notes	4.950%	8/15/47	1,590,000	2,188,201
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	1,170,000	1,267,192
EOG Resources Inc., Senior Notes	4.375%	4/15/30	40,000	47,298
EOG Resources Inc., Senior Notes	4.950%	4/15/50	120,000	161,798
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	3,500,000	4,390,077
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	330,000	365,781
Gazprom PJSC Via Gaz Capital SA, Senior Notes	5.150%	2/11/26	1,430,000	1,610,036	(d)

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2021 Quarterly Report	1

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	1,600,000	$1,768,856	(d)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	8,000	8,270	(d)
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	110,000	122,788
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	810,000	813,321
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,330,000	1,588,013
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	1,470,000	1,690,074
Range Resources Corp., Senior Notes	5.000%	3/15/23	673,000	691,548
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,340,000	1,792,687
YPF SA, Senior Notes	8.500%	7/28/25	800,000	688,000	(e)

Total Oil, Gas & Consumable Fuels				20,199,760

TOTAL ENERGY				20,214,082

FINANCIALS - 1.4%
Banks - 1.1%
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	430,000	450,559	(f)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	2,440,000	3,404,598	(f)

Total Banks				3,855,157

Diversified Financial Services - 0.3%
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	3.910%	12/21/65	1,010,000	854,712	(d)(f)

TOTAL FINANCIALS				4,709,869

HEALTH CARE - 1.2%
Pharmaceuticals - 1.2%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	1,390,000	1,499,462	(d)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	970,000	1,044,399	(d)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,280,000	1,363,200	(d)

TOTAL HEALTH CARE				3,907,061

INDUSTRIALS - 1.0%
Aerospace & Defense - 1.0%
General Dynamics Corp., Senior Notes	4.250%	4/1/40	10,000	12,460
General Dynamics Corp., Senior Notes	4.250%	4/1/50	2,560,000	3,324,532

Total Aerospace & Defense				3,336,992

See Notes to Consolidated Schedule of Investments.

2	Western Asset Inflation-Linked Income Fund 2021 Quarterly Report

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Industrial Conglomerates - 0.0%††
General Electric Co., Senior Notes	3.450%	5/1/27	50,000	$55,190
General Electric Co., Senior Notes	3.625%	5/1/30	110,000	123,781

Total Industrial Conglomerates				178,971

TOTAL INDUSTRIALS				3,515,963

INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Broadcom Inc., Senior Notes	4.700%	4/15/25	370,000	414,107

MATERIALS - 2.6%
Metals & Mining - 2.6%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	800,000	894,241	(d)
Antofagasta PLC, Senior Notes	2.375%	10/14/30	550,000	535,675	(d)
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	170,000	224,746
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	530,000	745,442
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	810,000	1,118,258
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	1,170,000	1,524,516	(d)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	370,000	398,016	(d)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	200,000	221,372	(d)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	800,000	884,126	(d)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,370,000	1,762,457
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	670,000	750,962

TOTAL MATERIALS				9,059,811

TOTAL CORPORATE BONDS & NOTES (Cost - $37,052,521)				41,865,223

COLLATERALIZED MORTGAGE OBLIGATIONS(g) - 6.8%
Alternative Loan Trust, 2007-12T1 A3	6.000%	6/25/37	1,296,980	907,916
BANK, 2021-BN32 XA, IO	0.893%	4/15/54	2,628,110	155,627	(f)
Bear Stearns ARM Trust, 2004-9 24A1	3.117%	11/25/34	15,443	15,158	(f)
BHMS, 2018-ATLS D (1 mo. USD LIBOR + 2.250%)	2.346%	7/15/35	2,520,000	2,516,242	(d)(f)
BXMT Ltd., 2020-FL2 A (30 Day Average SOFR + 1.014%)	1.064%	2/15/38	660,000	659,951	(d)(f)
Chase Mortgage Finance Trust, 2007-A1 2A3	2.400%	2/25/37	2,687	2,698	(f)
CSMC Trust, 2014-11R 9A2 (1 mo. USD LIBOR + 0.140%)	0.369%	10/27/36	2,056,458	1,796,758	(d)(f)
CSMC Trust, 2019-NQM1 A1, Step bond (2.656% to 11/25/23 then 3.656%)	2.656%	10/25/59	510,496	518,513	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K721 X1, IO	0.419%	8/25/22	135,178,091	326,631	(f)

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2021 Quarterly Report	3

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4057 UI, IO	3.000%	5/15/27	402,164	$18,745
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4085 IO, IO	3.000%	6/15/27	1,150,090	57,574
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (1 mo. USD LIBOR + 2.300%)	2.384%	1/25/50	440,000	439,496	(d)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA2 M2 (1 mo. USD LIBOR + 1.850%)	1.934%	2/25/50	625,902	630,803	(d)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	3.534%	10/25/29	1,300,000	1,345,442	(f)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	4.984%	11/25/24	435,082	448,305	(d)(f)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	4.934%	10/25/29	590,000	641,455	(d)(f)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1M2 (1 mo. USD LIBOR + 3.000%)	3.084%	10/25/29	1,159,880	1,192,140	(d)(f)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07 1B1 (1 mo. USD LIBOR + 4.000%)	4.084%	5/25/30	440,000	456,964	(d)(f)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1M2 (1 mo. USD LIBOR + 2.050%)	2.134%	1/25/40	135,166	135,963	(d)(f)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	1,660,663	534	(f)
Government National Mortgage Association (GNMA), 2012-44 IO, IO	0.030%	3/16/49	435,886	881	(f)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.150%	2/16/53	1,034,293	5,951	(f)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.566%	1/16/54	2,559,683	51,872	(f)
Government National Mortgage Association (GNMA), 2013-145 XI, IO	0.001%	9/16/44	195,477	606

See Notes to Consolidated Schedule of Investments.

4	Western Asset Inflation-Linked Income Fund 2021 Quarterly Report

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.111%	2/16/48	249,721		$3,024	(f)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.705%	9/16/55	834,902		31,196	(f)
Government National Mortgage Association (GNMA), 2014-169 IO, IO	0.683%	10/16/56	8,255,671		261,635	(f)
Government National Mortgage Association (GNMA), 2015-101 IO, IO	0.442%	3/16/52	7,640,696		176,520	(f)
Government National Mortgage Association (GNMA), 2015-183 IO, IO	0.652%	9/16/57	7,916,768		302,017	(f)
GSR Mortgage Loan Trust, 2004-11 1A1	2.950%	9/25/34	44,537		46,180	(f)
Hawaii Hotel Trust, 2019-MAUI F (1 mo. USD LIBOR + 2.750%)	2.846%	5/15/38	170,000		170,372	(d)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN FFL (1 mo. USD LIBOR + 2.500%)	2.596%	1/16/37	26,903		26,853	(d)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFL (1 mo. USD LIBOR + 3.000%)	3.096%	1/16/37	1,963,500		1,916,072	(d)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.844%	1/16/37	2,270,000		2,236,427	(d)(f)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	2.301%	2/25/34	4,085		4,207	(f)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	850,000		887,773	(d)
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%, 3.511% floor)	3.511%	4/18/24	2,050,000		2,030,697	(d)(f)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	455,745		481,823	(d)(f)
Nomura Resecuritization Trust, 2015-4R 2A2 (1 mo. USD LIBOR + 0.306%)	0.369%	10/26/36	2,580,681		2,335,981	(d)(f)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	37,688		22,806

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $25,142,132)					23,259,808

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 4.7%
Brazil - 1.7%
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/50	25,712,487	BRL	5,936,077

Canada - 1.0%
Canadian Government Real Return Bond	1.500%	12/1/44	1,822,538	CAD	1,895,229
Canadian Government Real Return Bond	0.500%	12/1/50	1,588,436	CAD	1,392,370

Total Canada					3,287,599

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2021 Quarterly Report	5

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - 1.0%
Mexican Udibonos	2.000%	6/9/22	72,113,726	MXN	$3,599,092

Russia - 1.0%
Russian Federal Inflation Linked Bond - OFZ	2.500%	2/2/28	258,491,678	RUB	3,460,851

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $18,036,993)					16,283,619

SOVEREIGN BONDS - 4.0%
Brazil - 0.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	2,920,000	BRL	574,470
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	965,000	BRL	186,731

Total Brazil					761,201

Chile - 0.9%
Bonos de la Tesoreria de la Republica en pesos, Bonds	5.000%	3/1/35	2,330,000,000	CLP	2,994,077

Indonesia - 1.3%
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	400,000		487,604	(d)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	290,000		337,423
Indonesia Treasury Bond	7.000%	5/15/27	49,188,000,000	IDR	3,722,080

Total Indonesia					4,547,107

Mexico - 0.8%
Mexican Bonos, Bonds	8.000%	11/7/47	21,750,000	MXN	1,129,594
Mexico Government International Bond, Senior Notes	4.500%	4/22/29	1,480,000		1,696,102

Total Mexico					2,825,696

Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000		211,819	(d)

Russia - 0.4%
Russian Federal Bond - OFZ	7.050%	1/19/28	103,953,000	RUB	1,442,606

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	3.875%	4/16/50	960,000		1,124,248	(d)

TOTAL SOVEREIGN BONDS (Cost - $14,575,350)					13,906,754

See Notes to Consolidated Schedule of Investments.

6	Western Asset Inflation-Linked Income Fund 2021 Quarterly Report

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - 1.8%
Ameriquest Mortgage Securities Inc., Asset- Backed Pass-Through Certificates, 2005-R7 M2 (1 mo. USD LIBOR + 0.750%)	0.834%	9/25/35	272,119	$272,438	(f)
Countrywide Home Equity Loan Trust, 2005-C 2A (1 mo. USD LIBOR + 0.180%)	0.276%	7/15/35	317,113	310,154	(f)
Countrywide Home Equity Loan Trust, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	0.236%	1/15/37	494,422	472,453	(f)
First Franklin Mortgage Loan Trust, 2006- FF15 A5 (1 mo. USD LIBOR + 0.160%)	0.244%	11/25/36	737,217	729,464	(f)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. USD LIBOR + 1.020%)	1.107%	7/15/39	1,020,000	1,022,868	(d)(f)
Legacy Mortgage Asset Trust, 2019-GS1 A1, Step bond	4.000%	1/25/59	660,478	662,282	(d)
Morgan Stanley ABS Capital I Inc. Trust, 2004-HE7 M1 (1 mo. USD LIBOR + 0.900%)	0.984%	8/25/34	675,550	671,572	(f)
Saxon Asset Securities Trust, 2006-3 A4 (1 mo. USD LIBOR + 0.240%)	0.324%	10/25/46	1,110,000	1,015,983	(f)
Towd Point Mortgage Trust, 2015-2 1B3	3.400%	11/25/60	950,000	996,815	(d)(f)

TOTAL ASSET-BACKED SECURITIES (Cost - $6,062,945)				6,154,029

MORTGAGE-BACKED SECURITIES - 0.2%
FNMA - 0.2%
Federal National Mortgage Association (FNMA)	2.680%	1/1/35-2/1/35	300,000	329,776
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	466,548	515,757	(f)

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $770,369)				845,533

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $460,952,957)				496,130,672

			SHARES
SHORT-TERM INVESTMENTS - 2.5%
Dreyfus Government Cash Management, Institutional Shares (Cost - $8,629,655)	0.030%		8,629,655	8,629,655

TOTAL INVESTMENTS - 146.5% (Cost - $469,582,612)				504,760,327
Liabilities in Excess of Other Assets - (46.5)%				(160,194,131)

TOTAL NET ASSETS - 100.0%				$344,566,196

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2021 Quarterly Report	7

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2021

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(b)	All or a portion of this security is held at the broker as collateral for open swap contracts.

(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

Abbreviation(s) used in this schedule:

ARM	— Adjustable Rate Mortgage
BRL	— Brazilian Real
CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CLP	— Chilean Peso
GTD	— Guaranteed
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PJSC	— Private Joint Stock Company
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Consolidated Schedule of Investments.

8	Western Asset Inflation-Linked Income Fund 2021 Quarterly Report

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2021

At August 31, 2021, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Morgan Stanley & Co. Inc.	0.110%	6/11/2021	9/10/2021	$163,575,000	U.S. Treasury Inflation Protected Securities	$168,601,789

*	Refer to the Consolidated Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	Including accrued interest.

At August 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	322	12/23	$79,673,951	$79,723,175	$49,224
Brent Crude	124	12/21	7,582,665	8,804,000	1,221,335
Copper	138	12/21	15,072,045	15,093,750	21,705
Euro	53	9/21	8,098,177	7,827,769	(270,408)
Gold 100 Ounce	73	12/21	13,243,112	13,272,130	29,018
Japanese Yen	35	9/21	4,000,833	3,977,750	(23,083)
Mexican Peso	97	9/21	2,439,335	2,411,420	(27,915)
U.S. Treasury 5-Year Notes	54	12/21	6,672,383	6,680,813	8,430
U.S. Treasury 10-Year Notes	923	12/21	123,246,815	123,177,239	(69,576)
WTI Crude	78	2/22	5,212,975	5,242,380	29,405

					968,135

Contracts to Sell:
British Pound	33	9/21	2,911,755	2,837,588	74,167
U.S. Treasury Long-Term Bonds	201	12/21	32,680,842	32,756,719	(75,877)
U.S. Treasury Ultra Long- Term Bonds	160	12/21	31,399,723	31,565,000	(165,277)
WTI Crude	70	10/21	4,822,825	4,795,000	27,825

					(139,162)

Net unrealized appreciation on open futures contracts					$828,973

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2021 Quarterly Report	9

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2021

At August 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	236,697,367	USD	3,129,179	Citibank N.A.	10/18/21	$97,502
MYR	11,377,459	USD	2,721,880	Goldman Sachs Group Inc.	10/18/21	9,115
USD	1,685,030	EUR	1,418,609	BNP Paribas SA	10/19/21	8,378
USD	1,049,685	MXN	21,300,000	Citibank N.A.	10/19/21	(3,753)
GBP	1,928,058	USD	2,668,816	Goldman Sachs Group Inc.	10/19/21	(17,735)
USD	3,260,366	CAD	4,047,196	Goldman Sachs Group Inc.	10/19/21	52,752
USD	4,027,999	CLP	3,021,201,024	Goldman Sachs Group Inc.	10/19/21	131,418
AUD	145,262	USD	108,947	JPMorgan Chase & Co.	10/19/21	(2,651)
IDR	5,269,305,390	USD	357,048	JPMorgan Chase & Co.	10/19/21	10,871
USD	910,861	JPY	99,967,625	JPMorgan Chase & Co.	10/19/21	1,816
BRL	24,556,828	USD	4,671,251	Morgan Stanley & Co. Inc.	10/19/21	44,604
COP	21,134,053,192	USD	5,497,647	Morgan Stanley & Co. Inc.	10/19/21	95,017
RUB	676,685,641	USD	8,914,902	Morgan Stanley & Co. Inc.	10/19/21	246,850
USD	5,589,776	EUR	4,700,000	Morgan Stanley & Co. Inc.	10/19/21	34,854
USD	4,766,396	MXN	96,321,722	Morgan Stanley & Co. Inc.	10/19/21	2,595

Total						$711,633

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
RUB	— Russian Ruble
USD	— United States Dollar

At August 31, 2021, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
$21,580,000	3/22/23	2.570%*	CPURNSA*	—	$615,036

See Notes to Consolidated Schedule of Investments.

10	Western Asset Inflation-Linked Income Fund 2021 Quarterly Report

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2021

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$7,110,000	4/7/25	0.802%*	CPURNSA*	$45,882	$735,207
	21,580,000	3/22/26	CPURNSA*	2.504%*	—	(706,309)

Total	$50,270,000				$45,882	$643,934

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.36
Index	$9,464,000	6/20/26	5.000% quarterly	$928,437	$781,191	$147,246
Markit CDX.NA.IG.36
Index	73,036,000	6/20/26	1.000% quarterly	1,852,047	1,498,281	353,766

Total	$82,500,000			$2,780,484	$2,279,472	$501,012

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	One time payment made at termination date.

Abbreviation(s) used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2021 Quarterly Report	11

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Inflation-Linked Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on September 26, 2003.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective. Under normal market conditions and at the time of purchase, the Fund will invest at least 80% of its total managed assets in inflation-linked securities and at least 60% of its total managed assets in U.S. Treasury Inflation Protected Securities (“TIPS”). The Fund may also invest up to 40% of its total managed assets in non-U.S. dollar investments. The Fund can invest no more than 10% of its total managed assets in securities rated below investment grade at the time of purchase (or, if unrated, assets of comparable quality as determined by management). If a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

The Fund may gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Western Asset Inflation-Linked Income Fund CFC (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary; although 10% of total managed assets may be utilized for commodity-related strategies. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are

12

Notes to Consolidated Schedule of Investments (unaudited) (continued)

deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the

13

Notes to Consolidated Schedule of Investments (unaudited) (continued)

particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$393,815,706	—	$393,815,706
Corporate Bonds & Notes	—	41,865,223	—	41,865,223
Collateralized Mortgage Obligations	—	23,259,808	—	23,259,808
Non-U.S. Treasury Inflation Protected Securities	—	16,283,619	—	16,283,619
Sovereign Bonds	—	13,906,754	—	13,906,754
Asset-Backed Securities	—	6,154,029	—	6,154,029
Mortgage-Backed Securities	—	845,533	—	845,533

Total Long-Term Investments	—	496,130,672	—	496,130,672

Short-Term Investments†	$8,629,655	—	—	8,629,655

Total Investments	$8,629,655	$496,130,672	—	$504,760,327

14

Notes to Consolidated Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$1,461,109	—	—	$1,461,109
Forward Foreign Currency Contracts††	—	$735,772	—	735,772
Centrally Cleared Interest Rate Swaps††	—	1,350,243	—	1,350,243
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	501,012	—	501,012

Total Other Financial Instruments	$1,461,109	$2,587,027	—	$4,048,136

Total	$10,090,764	$498,717,699	—	$508,808,463

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$632,136	—	—	$632,136
Forward Foreign Currency Contracts††	—	$24,139	—	24,139
Centrally Cleared Interest Rate Swaps††	—	706,309	—	706,309

Total	$632,136	$730,448	—	$1,362,584

†	See Consolidated Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

15